Stockholders' Equity (Deficit) - Schedule of Restricted Stock Unit Activty (Details) (10-K) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Outstanding, Beginning	34,000
RSU, exercisable, Beginning		8,500
RSU, Granted		34,000
RSU, Exercised
RSU, Forfeited/Cancelled
Outstanding, Ending	34,000	34,000
RSU, Exercisable, Ending	17,000	8,500
Weighted Average Exercise Price, Outstanding, Beginning	$ 4.53
Weighted Average Exercise Price, Exercisable, Beginning	4.53
Weighted Average Exercise Price, Granted		4.53
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/cancelled
Weighted Average Exercise Price, Outstanding, Ending	4.53	4.53
Weighted Average Exercise Price, Exercisable, Ending	$ 4.53	$ 4.53